Capitalized Software and Intangible Assets, Net - Summary of Capitalized Software and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross	$ 1,270	$ 218
Less: accumulated amortization	(214)	(30)
Capitalized software and intangible assets, net	1,056	188
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross	1,254	202
Domain name
Finite-Lived Intangible Assets [Line Items]
Capitalized software and intangible assets, gross	$ 16	$ 16